Investments - Summary of Forth the Group's Investments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Equity method investments	¥ 436,536	¥ 286,513
Equity investments without readily determinable fair values	72,592	65,226
Total	509,128	351,739
Less: impairment on investments	(6,549)	(1,359)
Investment, net	¥ 502,579	¥ 350,380